Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Operating Lease Liabilities [Abstract]
Operating lease right-of-use assets	$ 40,015	$ 79,188
Operating lease liabilities – current	19,059	79,188
Total operating lease liabilities	$ 19,059	$ 79,188
Weighted-average remaining lease term	6 months
Weighted-average discount rate	4.50%